Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table summarizes the activity related to the carrying value of goodwill during the years ended December 31, 2022 and 2021 (in thousands):

Balance at December 31, 2020	$39,595
Effect of change in foreign currency exchange rates	(1,011)

Balance at December 31, 2021	38,584
Effect of change in foreign currency exchange rates	(2,203)

Balance at December 31, 2022	$36,381

Schedule of Finite-Lived intangible assets
Intangible assets as of December 31, 2022, consisted of the following (in thousands):

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Life
Developed technology	$16,422	$(12,537)	$3,885	3.68
Customer relationships	1,451	(1,036)	415	0.75
Trademarks	2,374	(867)	1,507	6.76

	$20,247	$(14,440)	$5,807

Intangible assets as of December 31, 2021, consisted of the following (in thousands):

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Life

Developed technology	$30,335	$(14,238)	$16,097	3.67
Customer relationships	5,510	(2,974)	2,536	1.75
Trademarks	2,900	(631)	2,269	7.81

	$38,745	$(17,843)	$20,902

Schedule of Finite-Lived intangible assets, future amortization expense
As of December 31, 2022, future amortization expense related to the intangible assets is as follows (in thousands):

Years ending December 31,

2023	$1,681
2024	1,265
2025	1,265
2026	989
2027	228
Thereafter	379

Total	$5,807